Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (33,570,013)	€ (25,805,171)	€ (18,746,645)
Pension charges	(2,063,817)	(1,572,233)	(1,156,028)
Other social security charges	(3,579,948)	(3,064,955)	(1,880,767)
Share-based payments	(19,050,394)	(16,208,533)	(10,663,226)
Other employee related costs	(630,805)	0	0
Total	€ (58,894,977)	€ (46,650,892)	€ (32,446,666)